REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Schedule of regulatory capital

The Bank’s capital amounts and ratios are presented in the following table at December 31, 2016 and 2015:

	Actual		Minimum required for capital adequacy purposes		Required in Order to Be Well Capitalized Under PCA
Dollars in thousands	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2016
Common equity tier 1 capital to risk weighted assets	$36,636	11.40%	$14,458	4.50%	$20,884	6.50%
Total capital to risk weighted assets	40,045	12.46%	25,703	8.00%	32,128	10.00%
Tier 1 capital to risk weighted assets	36,636	11.40%	19,277	6.00%	25,703	8.00%
Tier 1 capital to average assets	36,636	9.64%	15,201	4.00%	19,002	5.00%

December 31, 2015
Common equity tier 1 capital to risk weighted assets	$26,999	8.67%	$14,018	4.50%	$20,248	6.50%
Total capital to risk weighted assets	32,086	10.30%	24,920	8.00%	31,150	10.00%
Tier 1 capital to risk weighted assets	28,344	9.10%	18,690	6.00%	24,920	8.00%
Tier 1 capital to average assets	28,344	8.48%	13,364	4.00%	16,706	5.00%